Taxation - Current and deferred portion of income tax expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Taxation
Total deferred income tax benefit	$ (65)
Total income tax benefit	(65)
Australia
Taxation
Total deferred income tax benefit	(65)
Total income tax benefit	$ (65)